Stock Warrants and Earnouts - Schedule of Liability of Warrants Subject to Re Measurement (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Class of Warrant or Right [Line Items]
Change in fair value	$ 11,516	$ (9,237)	$ 10,981	$ 73,125	$ 875	$ 388
Warrant [Member] | Level 3 [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning of period		$ 75,843	$ 2,718	2,718	1,843	1,455
Change in fair value				73,125	875	388
Fair value at end of period				$ 75,843	$ 2,718	$ 1,843